Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 667,200,000
Total Fee Amount	92,140.32
Total Offset Amount	0
Net Fee	$ 92,140.32
Offset Table N/A	N/A